CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares Follow-on offering	Ordinary Shares At-the-Market offering ("ATM")	Ordinary Shares	Additional Paid-in Capital Follow-on offering	Additional Paid-in Capital At-the-Market offering ("ATM")	Additional Paid-in Capital	Accumulated other Comprehensive loss	Accumulated deficit	Convertible Preferred Shares	Follow-on offering	At-the-Market offering ("ATM")	Total
Balance as of beginning at Dec. 31, 2020									$ 31,806
Balance as of beginning (in shares) at Dec. 31, 2020									7,820,914
Balance as of ending at Dec. 31, 2021									$ 31,806
Balance as of ending (in shares) at Dec. 31, 2021									7,820,914
Balance as of beginning at Dec. 31, 2020			$ 1			$ 10,563	$ (44)	$ (17,557)				$ (7,037)
Balance as of beginning (in shares) at Dec. 31, 2020			9,567,997
Ordinary Shares
Exercise of share options						232						232
Exercise of share options (in shares)			706,406
Share-based compensation expense						1,530						1,530
Net loss								(9,666)				(9,666)
Foreign currency translation adjustment							(152)					(152)
Balance as of ending at Dec. 31, 2021			$ 1			12,325	(196)	(27,223)				(15,093)
Balance as of ending (in shares) at Dec. 31, 2021			10,274,403
Ordinary Shares
Issuance of ordinary shares			$ 1			36,145						36,146
Number of shares issued			6,772,091
Conversion of preferred shares			$ 1			31,805			$ (31,806)			31,806
Conversion of preferred shares (in shares)			7,820,914						(7,820,914)
Exercise of share options						3						3
Exercise of share options (in shares)			31,500
Share-based compensation expense						1,483						1,483
Net loss								(12,648)				(12,648)
Foreign currency translation adjustment							(196)					(196)
Balance as of ending at Dec. 31, 2022			$ 3			81,761	(392)	(39,871)				41,501
Balance as of ending (in shares) at Dec. 31, 2022			24,898,908
Ordinary Shares
Issuance of ordinary shares				$ 27,317	$ 27,403					$ 27,317	$ 27,403
Number of shares issued	2,000,000	731,843
Exercise of share options						349						349
Exercise of share options (in shares)			347,316
Non-cash exercise of Representative warrant (in shares)			65,399
Exercise of warrant						21,652						21,652
Exercise of warrant (in shares)			1,105,978
Share-based compensation expense						3,823						3,823
Net loss								(31,632)				(31,632)
Foreign currency translation adjustment							18					18
Balance as of ending at Dec. 31, 2023			$ 3			$ 162,305	$ (374)	$ (71,503)				$ 90,431
Balance as of ending (in shares) at Dec. 31, 2023			29,149,444